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[SECURITY BENEFIT LOGO]

September 27, 2005

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180, 333-52114 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Growth Series	0000202032	September 2, 2005
AIM Variable Insurance Funds	0000896435	August 25, 2005
American Century Variable Portfolios, Inc.	0000814680	August 18, 2005
Dreyfus Appreciation Fund, Inc.	0000318478	August 30, 2005
Dreyfus Investment Portfolios	0001056707	August 18, 2005
Dreyfus Variable Investment Fund	0000813383	August 10, 2005
Federated Insurance Series	0000912577	August 25, 2005
Fidelity Variable Insurance Products Fund II	0000831016	August 31, 2005
Franklin/Templeton Variable Insurance Products Trust	0000837274	August 29, 2005
Neuberger Berman Advisers Management Trust	0000736913	August 26, 2005
Oppenheimer Variable Account Funds	0000752737	September 1, 2005
PIMCO Variable Insurance Trust	0001047304	September 7, 2005
The Potomac Insurance Trust	0001102060	September 8, 2005
RS Investment Trust	0000814232	September 2, 2005
Rydex Variable Trust	0001064046	September 2, 2005
SBL Fund	0000217087	September 8, 2005
Security Income Fund	0000088498	September 8, 2005
Van Kampen Comstock Fund	0000205193	August 31, 2005
Van Kampen Equity & Income Fund	0000080832	August 31, 2005
Variable Insurance Products Fund III	0000927384	August 31, 2005
Wells Fargo Funds Trust	0001081400	August 31, 2005
Wells Fargo Variable Trust	0001081402	August 30, 2005

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001